Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Non-Current Assets [Abstract]
Other Non-Current Assets

8. Other Non-Current Assets

The following is a summary of other non-current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Rental deposits	9,203	8,061	1,294
Non-current portion of prepayment to suppliers and other business related expenses	2,925	5,043	809
Total	12,128	13,104	2,103